Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Server hardware	5 years
Vehicles	5 years

Summary of estimated useful lives of intangible assets

Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Schedule of contract balances

	As of March 31,
	2020	2019
Deferred revenue-current	$16,736,365	$15,308,898
Deferred revenue-non-current	50,877	8,672,836
Total	$16,787,242	$23,981,734

	For the years ended March 31,
	2020	2019
Revenue recognized from deferred revenue balance	$15,258,021	$10,558,149

Summary of disaggregated revenue by types

	For the years ended March 31,
	2020	2019	2018
Online VIP membership revenue	$22,317,033	$19,271,739	$14,717,609
Online SVIP membership revenue	6,093,679	5,054,983	—
Technical service revenue	190,359	342,118	192,934
Total	$28,601,071	$24,668,840	$14,910,543

Summary of currency exchange rates that were used in the consolidated financial statements

	March 31, 2020	March 31, 2019	March 31, 2018
Year-end spot rate	US$1= 7.0851 RMB	US$1= 6.7335 RMB	US$1=6.2881 RMB
Average rate	US$1= 6.9655 RMB	US$1= 6.7317 RMB	US$1=6.6021 RMB